Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flows from Operating Activities
Net loss	$ (22,401,318)	$ (10,134,901)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation expense	650,275	190,900
Impairment of fixed assets	1,691,079
Change in fair value of warrant liabilities	(759,375)	2,411,429
Change in fair value of option liability	(554,710)
Amortization of right-of-use assets	393,355
Impairment on cryptocurrencies	293,619
Amortization of debt discounts	105,000	783,994
Depreciation	1,198,122	367,851
Deferred taxes		(465)
(Increase) decrease in operating assets
Securities owned	4,353,330	(30,308,178)
Receivables from broker-dealers and clearing organizations	37,162,847	(15,600,774)
Prepaids, deposits and other assets	6,459,494	(788,042)
Crypto currencies	(438,042)	(201,152)
Increase (decrease) in operating liabilities
Payables to customers	(7,346,575)	9,141,570
Payables to broker-dealers and clearing organizations	(21,523,437)	20,424,818
Accrued expenses and other payables	(188,473)	(621,266)
Net cash used in operating activities	(904,809)	(24,334,216)
Cash Flows from Investing Activities
Purchases of fixed assets		(2,597,361)
Investment in investment funds		(1,548,565)
Short term loans receivable	(5,072,151)	(1,007,759)
Collection of short term loan	1,484,711	684,861
Net cash used in investing activities	(3,587,440)	(4,468,824)
Cash Flows from Financing Activities
Proceeds from the exercise of December 2020 warrants		27,400,000
Proceeds from the exercise of August 2020 PIPE Warrants		1,541,666
Proceeds from the exercise of January 2021 Call Options		4,000,000
Proceeds from issuance Series A Convertible Preferred Shares and detachable warrants, net of issuance costs		6,299,000
Proceeds from issuance of ordinary shares to Yuntian		777,971
Proceeds from issuance of convertible debenture	1,955,000
Contribution from noncontrolling shareholder	1,713,775
Repayment of Short-term borrowings		(293,449)
Net cash provided by financing activities	3,668,775	39,725,188
Effect of Exchange Rate Changes on Cash, Cash Equivalents, and Restricted Cash	(116,703)	(18,678)
Net Change in Cash, Cash Equivalents, and Restricted Cash	(940,177)	10,903,470
Cash, Cash Equivalents, and Restricted Cash - Beginning of Year	15,751,475	4,794,097
Cash, Cash Equivalents, and Restricted Cash - End of Year	14,811,298	15,697,567
Noncash Investing and Financing Activities
Transfer from other assets to intangible assets		8,000,000
Value of January 2021 Call Options issued for service		1,909,000
Issuance of ordinary shares in connection with 2020 Share Incentive Plan		148
Effect of early adoption of ASU 2020-06	1,590,676
Conversion of Debenture into ordinary shares		1,611,511
Conversion of Series A Convertible Preferred Shares and accrued dividends	4,033,532
Accrued dividends on Series A and Series B Convertible Preferred Shares	259,866
Deemed dividend on Series A and Series B Convertible Preferred Shares	166,741
Lease liabilities arising from obtaining right-of-use assets	1,668,956
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	875,499	104,927
Cash paid for income taxes	$ 3,069	$ 54,667